SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details) - Sales Revenue Goods Net [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Percentage of total revenues		21.10%	27.30%
Affiliate Companies [Member]
Concentration Risk [Line Items]
Percentage of total revenues		19.60%	12.30%
Affiliate Companies [Member] | Customer One [Member]
Concentration Risk [Line Items]
Percentage of total revenues	14.00%
Affiliate Companies [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Percentage of total revenues	11.80%